Cost Method Investment	12 Months Ended
Dec. 31, 2017
Cost Method Investment [Abstract]
COST METHOD INVESTMENT
8.	COST METHOD INVESTMENT

In April, 2015, the Group collected $2,168,868, the remaining consideration related to the sale of Ocean Butterflies Holdings Inc.

In May 2015, the Group sold a cost method investment to third parties, which was acquired during 2012 and 2013, and recognized a gain from the sale of cost method investment of $4,648,302 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In December 2015, the Group entered a series of arrangements to dispose its 90% equity interests in CFO Securities Consulting with third parties. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $477,393 was recognized in the consolidated balance sheets. (Note 10)

In April 2016, the Group completed the disposal of its 90% equity interests in Shanghai Meining Computer Software Co., Ltd (“CFO Meining”) to third parties, based on the arrangements signed in December 2015. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $807,265 was recognized in the consolidated balance sheets. (Note 10)

In December 2016, the Group made a cost method investment of $216,232.

In December 2017, the Group made a cost method investment of $76,520.

As a result, the carrying balance of cost method investment was $1,542,454 and $1,714,058 as of December 31, 2016 and 2017, respectively.

The following table presents changes in cost method investment for the twelve-month period ended December 31, 2016 and 2017, respectively:

	December 31,
	2016	2017

Beginning balance	$554,392	$1,542,454
Acquisitions	216,232	76,520
Fair value adjustment of retained noncontrolling investment	807,265	-
Exchange difference	(35,435)	95,084
Ending balance	$1,542,454	$1,714,058

These investments are recorded as cost method investments, as the Group did not have a significant influence to the investee. There was no impairment of the Group’s cost method investment for the year ended December 31, 2016 and 2017.